Restriction on Cash (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Restricted on Cash (Textual) [Abstract]
Average reserve balance with Federal Reserve Bank	$ 2,288,000	$ 2,736,000